Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	May 17, 2013	Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	Terra Tech Corp.
Entity Central Index Key	0001451512
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Amendmen Description	This amendment is being filed to include an additional disclosure in Note 4 of the June 30, 2013 Interim financial statements.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		86,861,780
Entity Public Float			$ 48,040,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 169,380	$ 16,312	$ 9,139
Accounts receivable, net	643,995	27,476	32,381
Inventories, net	249,466	256,714	515,014
Current portion of notes receivable, net of allowance
Prepaid inventory		51,988	14,776
Total Current Assets	1,062,841	352,490	571,310
Property and equipment, net	27,509	33,650	54,819
Intangible assets, net	204,612
Deposits	1,864,688		5,000
Total Assets	3,159,650	386,140	631,129
Current Liabilities:
Accounts payable and accrued expenses	1,969,690	377,376	170,200
Note payable	1,542,780	364,306	250,000
Loans from Related Party	102,500	104,998	150,000
Due to officers			500
Derivative liability	705,000
Total Current Liabilities	4,319,970	846,680	570,700
Stockholders' Equity
Preferred stock, Convertible Series A, Par value $0.001;authorized and issued 100 shares as of June 30, 2013 and December 31, 2012 respectively
Preferred stock, Convertible Series B, Par value $0.001;authorized 24,999,900 shares; issued and outstanding 14,750,000 shares as of June 30, 2013 and December 31, 2012, respectively	14,750	14,750	12,750
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 88,778,950 and 82,371,853 shares as of June 30, 2013 and Decemebr 31, 2012, respectively	88,779	82,372	33,849
Additional Paid in Capital	9,837,764	8,131,305	2,866,428
Common stock subscribed	212,500
Accumulated Deficit	(11,314,113)	(8,688,967)	(2,852,598)
Total Stockholders' Equity	(1,160,320)	(460,540)	60,429
Total Liabilities and Stockholders' Equity	$ 3,159,650	$ 386,140	$ 631,129

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, authorized	100	100	100
Preferred stock Series A, issued	100	100	100
Preferred stock Series B, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series B, authorized	24,999,900	24,999,900	24,999,900
Preferred stock Series B, issued	14,750,000	14,750,000	14,750,000
Preferred stock Series B, outstanding	14,750,000	14,750,000	12,750,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	88,778,950	82,371,853	33,848,520

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Operations
Total Revenues	$ 665,365	$ 83,185	$ 731,486	$ 295,076	$ 552,579	$ 817,724
Cost of Goods Sold	659,570	73,448	727,575	270,374	451,713	690,953
Total	5,795	9,737	3,911	24,702	100,866	126,771
Selling, general and administrative expenses	881,642	127,833	1,627,175	535,616	1,072,866	2,364,465
Impairment of goodwill				4,799,965	4,799,965
Loss from Operations	(875,847)	(118,096)	(1,623,264)	(5,310,879)	(5,771,965)	(2,237,694)
Loss from derivatives issued with debt greater than debt carrying value	(643,000)		(1,361,000)
Gain on fair market valuation of derivatives	656,000		656,000
Loss on sale of property and equipment					(1,322)
Interest Expense	(212,279)	(16,364)	(295,232)	(32,331)	(62,203)	(32,801)
Total Other Income (Expense)	(199,279)	(16,364)	(1,000,232)	(32,331)	(63,525)	(32,801)
Loss before Provision for Income taxes	(1,075,126)	(134,460)	(2,623,496)	(5,343,210)	(5,835,490)	(2,270,495)
Provision for Income Taxes	1,650		1,650	878	879	2,117
Net Loss applicable to common shareholders	$ (1,076,776)	$ (134,460)	$ (2,625,146)	$ (5,344,088)	$ (5,836,369)	$ (2,272,612)
Net Loss per Common Share Basic and Diluted	$ (0.01)	$ 0	$ (0.03)	$ (0.07)	$ (0.08)	$ (0.12)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	88,002,641	82,024,454	85,699,333	71,447,755	76,890,335	18,711,209

CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010			$ 16,703	$ 631,572	$ (579,986)	$ 68,289
Beginning Balance, Shares at Dec. 31, 2010			16,702,800
Sale of Common Stock, Amount			3,076	712,674		715,750
Sale of Common Stock, Shares			3,075,600
Issuance of Warrants				28,000		28,000
Issuance of Common Stock for interest expense, Amount			60	12,440		12,500
Issuance of Common Stock for interest expense, Shares			60,000
Issuance of Common Stock for services, Amount			14,010	219,492		233,502
Issuance of Common Stock for services, Shares			14,010,120
Issuance of Preferred Stock for compensation, Amount		12,750		1,262,250		1,275,000
Issuance of Preferred Stock for compensation, Shares	100	12,750,000
Net Loss					(2,272,612)	(2,272,612)
Ending Balance, Amount at Dec. 31, 2011		12,750	33,849	2,866,428	(2,852,598)	60,429
Ending Balance, Shares at Dec. 31, 2011	100	12,750,000	33,848,520
Sale of Common Stock, Amount			523	179,477		180,000
Sale of Common Stock, Shares			523,333
Issuance of Warrants				135,400		135,400
Issuance of Preferred Stock for compensation, Amount		2,000		198,000		200,000
Issuance of Preferred Stock for compensation, Shares		2,000,000
Issuance of Common Stock for reverse merger, Amount			48,000	4,752,000		4,800,000
Issuance of Common Stock for reverse merger, Shares			48,000,000
Net Loss					(5,836,369)	(5,836,369)
Ending Balance, Amount at Dec. 31, 2012		$ 14,750	$ 82,372	$ 8,131,305	$ (8,688,967)	$ (460,540)
Ending Balance, Shares at Dec. 31, 2012	100	14,750,000	82,371,853

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows
Net Loss	$ (2,625,146)	$ (5,344,088)	$ (5,836,369)	$ (2,272,612)
Depreciation			14,088	15,794
Gain on fair market valuation of derivatives	(656,000)
Depreciation and amortization	13,929	7,903
Loss on disposal of property and equipment			1,322
Warrants issued with common stock	383,005	15,400	135,400	28,000
Stock issued for interest expense	55,777			12,500
Preferred Stock issued for compensation		200,000	200,000	1,156,708
Common Stock issued for services				233,502
Impairment of goodwill		4,799,965	4,799,965
Stock issued for services	671,924
Equity instruments issued with debt greater than debt carrying amount	1,361,000
Change in receivable reserve	(5,000)	4,534	79,534	35,465
Accounts receivable	(611,519)	(58,409)	(74,629)	(33,700)
Inventory	7,248	185,708	258,300	(300,354)
Prepaid inventory	51,988	(14,294)	(37,212)	(14,776)
Notes receivable				(15,189)
Deposits	(1,672,688)	5,000	5,000
Accounts payable	1,592,314	56,488	207,176	126,849
Due to officers		(500)	(500)
Net cash used in operations	(1,433,168)	(142,293)	(247,925)	(1,027,813)
Proceeds from sale of property and equipment			6,293
Purchase of property and equipment			(534)	(30,969)
Cash assumed in reverse merger	100	35	35
Net cash used in investing activities	100	35	5,794	(30,969)
Proceeds from issuance of notes payable	1,378,474	29,982	264,306	250,000
Proceeds from issuance of notes payable to related parties	17,502	44,190	44,190	150,000
Payments on notes payable	(100,000)		(150,000)	(100,000)
Payments on notes payable to related parties	(20,000)	(15,000)	(89,192)	(10,000)
Proceeds from issuance of common stock and common stock subscribed			180,000	715,750
Proceeds from issuance of common stock and warrants	310,160	80,000
Net cash provided by financing activities	1,586,136	139,172	249,304	1,005,750
NET CHANGE IN CASH AND CASH EQUIVALENTS	153,068	(3,086)	7,173	(53,032)
CASH AND CASH EQUIVALENTS, beginning of period	16,312	9,139	9,139	62,171
CASH AND CASH EQUIVALENTS, end of period	169,380	6,053	16,312	9,139
Cash paid for interest	6,750
Common stock issued for interest	55,777			12,500
Warrant expense	$ 383,005	$ 15,000	$ 135,400	$ 28,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

We were incorporated as Private Secretary, Inc. on July 22, 2008 in the State of Nevada. From inception until we completed our reverse acquisition of GrowOp Technology, the principal business of the Company originally was to develop a software program that would allow for automatic call processing through VoIP technology. On January 27, 2012, the Company filed an amendment to its Articles of Incorporation changing its name to Terra Tech Corp. During that time, we had no revenue and our operations were limited to capital formation, organization, and development of our business plan and target customer market. As a result of the merger with GrowOp Technology, on February 9, 2012 we ceased our prior operations and we are now a holding company and our wholly owned subsidiary engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.

Recent Developments

On March 23, 2013, Terra Tech Corp. (formerly named, “Private Secretary, Inc.”) (, a Nevada corporation (the “Company”) entered into a Share Exchange Agreement with Edible Garden Corp., a Nevada corporation (“Edible Garden”), and the holders of common stock Edible Garden.  The share exchange was consummated on April 24, 2013, when Articles of Exchange were filed with the Secretary of State of the State of Nevada.

Under the terms and conditions of the Agreement, the Company issued 1,250,000 shares of common stock of the Company in consideration for all the issued and outstanding shares in Edible Garden Corp. The effect of the issuance is that Edible Garden Corp. shareholders now hold outstanding shares of common stock of the Company.

On February 9, 2012, Terra Tech Corp. entered into an Agreement and Plan of Merger dated February 9, 2012 (the “Agreement and Plan of Merger”), by and among the Company, TT Acquisitions, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“TT Acquisitions”), and GrowOp Technology Ltd., a Nevada corporation (“GrowOp Technology”).

Under the terms and conditions of the Agreement and Plan of Merger, the Company sold 33,998,500 shares of common stock of the Company in consideration for all the issued and outstanding shares in GrowOp Technology. The effect of the issuance is that GrowOp Technology shareholders now hold approximately 41.46% of the issued and outstanding shares of common stock of the Company. Separately, TT Acquisitions merged with GrowOp Technology, with the effect that GrowOp Technology is a wholly-owned subsidiary of the Company. Articles of Merger, effecting the merger of GrowOp Technology and TT Acquisitions, were filed with the Secretary of State of the State of Nevada on February 9, 2012.

GrowOp Technology was founded in March 2010, in Oakland, California. GrowOp Technology’s business (now the principal business of Terra Tech) is the integration of best of breed hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture. We work closely with expert horticulturists, engineers, and scientists, to develop and manufacture advanced proprietary products for the hydroponic industry. Our products are utilized by horticulture enthusiasts, local urban farmers, and green house growers. We believe that the emerging trend of urban and indoor agriculture has fostered an entrepreneurial push by companies to bring their concept to market. Many of these companies lack both the intellectual resources and manufacturing capabilities to bring their idea to fruition. That is where Terra Tech is positioned. We have the team and the resources to help bring indoor cultivation designs from concept to production. Our products can be found through specialty retailers throughout the United States.

The accompanying unaudited condensed financial statements include all of the accounts of Terra Tech.  These condensed financial statements have been prepared in accordance with accounting principals generally accepted in the United States for financial information and with the instructions to Form S-1 and Regulation S-X.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Accounts Receivable

The Company reviews all outstanding accounts receivable for collectability on a quarterly basis.  An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.  The Company does not accrue interest receivable on past due accounts receivable.  There was an allowance of $80,576 at June 30, 2013 and $85,576 at December 31, 2012.

Prepaid Inventory

Prepaid inventory represents deposits made to foreign manufacturers for purchase orders of specific inventory.

Notes receivable

Notes receivable due from customers are unsecured loans which assist with the purchase of products.  The notes range from twelve to eighteen months and bear interest at the annual rates of 4% to 9%.  A corresponding reserve is established for any uncollectable interest.  There was a 100% reserve of $29,424 against the collection of notes receivable at June 30, 2013 and December 31, 2012.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term.  Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred.

Intangibles

Intangible assets with definite lives are amortized, but are tested for impairment annually and when an event occurs or circumstances change such that it is more likely than not that an impairment may exist. Our annual testing date is December 31. We test intangibles for impairment by first comparing the carrying value of net assets to the fair value of the related operations. If the fair value is determined to be less than carrying value, a second step is performed to compute the amount of the impairment. In this process, a fair value for intangibles is estimated, based in part on the fair value of the operations, and is compared to its carrying value. The shortfall of the fair value below carrying value represents the amount of intangible impairment. We test these intangibles for impairment by comparing their carrying value to current projections of discounted cash flows attributable to the customer list. Any excess carrying value over the amount of discounted cash flows represents the amount of the impairment.

Deposits

Deposits are for the purchase of a greenhouse and farm.

Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms).   Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Cost of Goods Sold

Management decided to change the focus of the business in 2011 to designing, manufacturing and selling hydroponic equipment where favorable gross margins are achieved.

Research and Development

Research and development costs are expensed as incurred.

Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return.  Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes.  Deferred taxes are also recognized for operating losses that are available to offset future taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  The Company has incurred net operating losses for financial-reporting and tax-reporting purposes.  Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax asset for the six months ended June 30, 2013.

Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period.  During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive.  The results of operations were a net loss for the three and six months ended June 30, 2013 therefore the basic and diluted weighted average common shares outstanding were the same.

Recently Issued Accounting Standards

Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Organization

We were incorporated as Private Secretary, Inc. on July 22, 2008 in the State of Nevada. From inception until we completed our reverse acquisition of GrowOp Technology, the principal business of the Company originally was to develop a software program that would allow for automatic call processing through VoIP technology. On January 27, 2012, the Company filed an amendment to its Articles of Incorporation changing its name to Terra Tech Corp. During that time, we had no revenue and our operations were limited to capital formation, organization, and development of our business plan and target customer market. As a result of the merger with GrowOp Technology, on February 9, 2012 we ceased our prior operations and we are now a holding company and our wholly owned subsidiary engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.

Recent Developments

On February 9, 2012, Terra Tech Corp. (formerly named, “Private Secretary, Inc.”) , a Nevada corporation (the “Company”) entered into an Agreement and Plan of Merger dated February 9, 2012 (the “Agreement and Plan of Merger”), by and among the Company, TT Acquisitions, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“TT Acquisitions”), and GrowOp Technology Ltd., a Nevada corporation (“GrowOp Technology”).

Under the terms and conditions of the Agreement and Plan of Merger, the Company sold 33,998,500 shares of common stock of the Company in consideration for all the issued and outstanding shares in GrowOp Technology. The effect of the issuance is that GrowOp Technology shareholders now hold approximately 41.46% of the issued and outstanding shares of common stock of the Company. Separately, TT Acquisitions merged with GrowOp Technology, with the effect that GrowOp Technology is a wholly-owned subsidiary of the Company. Articles of Merger, effecting the merger of GrowOp Technology and TT Acquisitions, were filed with the Secretary of State of the State of Nevada on February 9, 2012.

GrowOp Technology was founded in March 2010, in Oakland, California. GrowOp Technology’s business (now the principal business of Terra Tech) is the integration of best of breed hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture. We work closely with expert horticulturists, engineers, and scientists, to develop and manufacture advanced proprietary products for the hydroponic industry. Our products are utilized by horticulture enthusiasts, local urban farmers, and green house growers. We believe that the emerging trend of urban and indoor agriculture has fostered an entrepreneurial push by companies to bring their concept to market. Many of these companies lack both the intellectual resources and manufacturing capabilities to bring their idea to fruition. That is where Terra Tech is positioned. We have the team and the resources to help bring indoor cultivation designs from concept to production. Our products can be found through specialty retailers throughout the United States.

The accompanying unaudited condensed financial statements include all of the accounts of Terra Tech. These condensed financial statements have been prepared in accordance with accounting principals generally accepted in the United States for financial information and with the instructions to Form S-1 and Regulation S-X.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Accounts Receivable

The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.  The Company does not accrue interest receivable on past due accounts receivable.  As of December 31, 2012 there was a reserve of $85,576 against the collection of accounts receivable.

Prepaid Inventory

Prepaid inventory represents deposits made to foreign manufacturers for purchase orders of specific inventory.

Notes receivable

Notes receivable due from customers are unsecured loans which assist with the purchase of products. The notes range from twelve to eighteen months and bear interest at the annual rates of 4% to 9%. A corresponding reserve is established for any un collectable interest.  As of December 31, 2012 there was a 100 percent reserve or $29,424 against the collection of notes receivable.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term. Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred.

Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms). Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Cost of Goods Sold

Management decided to change the focus of the business in 2011 to designing, manufacturing and selling hydroponic equipment where favorable gross margins are achieved.

Research and Development

Research and development costs are expensed as incurred.

Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return.  Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes.  Deferred taxes are also recognized for operating losses that are available to offset future taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  The Company has incurred net operating losses for financial-reporting and tax-reporting purposes.  Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax asset for the twelve months ended December 31, 2012.

Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period.  During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive.  The results of operations were a net loss for the twelve months ended December 31, 2012 therefore the basic and diluted weighted average common shares outstanding were the same.

Recently Issued Accounting Standards

Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 2. GOING CONCERN

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing.  Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has incurred net losses for the six months ended June 30, 2013 and has accumulated a deficit of approximately $11.3 million at June 30, 2013. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing. Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has incurred net losses for the twelve months ended December 31, 2012 and has accumulated a deficit of approximately $8.69 million at December 31, 2012. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

CONCENTRATIONS OF BUSINESS AND CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 3. CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances in several financial institutions which are insured by the Federal Deposit Insurance Corporation up to certain federal limitations.

The Company provides credit in the normal course of business to customers located throughout the U. S.  The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company maintains cash balances in several financial institutions which are insured by the Federal Deposit Insurance Corporation up to certain federal limitations.

The Company provides credit in the normal course of business to customers located throughout the U. S. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

SHARE EXCHANGE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 4. SHARE EXCHANGE

On April 24, 2013, the shareholders of the Company entered into a definitive agreement pursuant to which its shareholders exchanged common stock of Edible Garden Corp. for common stock of the Company.  Under the agreement the Company acquired the customer list. Under the terms of this agreement the Company paid 1,250,000 shares of common stock valued at $212,500.

The transaction was accounted for as a business acquisition. In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Intangible assets with estimated useful lives are amortized over a 5 year period.

The company felt as though the value was reasonable for both quantitative and qualitative reasons considering the Vande Vrede family brought long-term relationships with multiple retailers throughout the Northeast and provided those lists to the newly formed Edible Garden Corp.. Based upon the historical sales the Vande Vredes have done through their family flower cultivation business to the same retailers and the companys expectation that fresh produce will drive greater sales and cash flows, the companys internal cash flow model leads us to expect to recapture that expense in the 2014 fiscal year.  The company has already begun to experience an increase in revenue and expects corresponding margins to rise with the completion of the new facility.  If we consistently service these relationships in the same manner the Vande Vredes have over the years the useful life is difficult to determine, as it is a factor of their need for the companys products and the companys ability to produce up to their standards.  The new facility is being constructed to fulfill visible demand from retailers and while no firm written contracts exist the company has had conversations with multiple retailers, including Shoprite, BJs Wholesale and others regarding their appetite for the companys products as well as additional lines.  The companys products are in approximately 400 retailers throughout the Northeast, which is a direct result of the relationships and lists that Terra Tech Corp acquired with the companys purchase of Edible Garden Corp.

REVERSE MERGER	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 5. REVERSE MERGER

On February 9, 2012, the Company completed a reverse merger transaction through a merger with GrowOp Technology whereby we acquired all of the issued and outstanding shares of GrowOp Technology in exchange for 33,998,520 shares of our common stock, which represented approximately 41.4% of our total shares outstanding immediately following the closing of the transaction. As a result of the reverse acquisition, GrowOp Technology became our wholly owned subsidiary and the former shareholders of GrowOp Technology became our controlling stockholders. The share exchange transaction with GrowOp Technology was treated as a reverse acquisition, with GrowOp Technology as the acquiror and the Company as the acquired party.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock and 14,750,000 shares of Series B Preferred Stock  to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.  The Company exchanged the shares for the Series A Preferred Stock and shares of Series B Preferred Stock issued by GrowOp Technology.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition. In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (GrowOp Technologies Ltd.) plus the fair value of the net assets of the accounting acquiree (Terra Tech Corp). Further, under the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values and the excess of the purchase price over the estimated fair value of the identifiable net assets is allocated to any intangible assets with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $4,800,000 and was calculated as the number of shares of common stock that GrowOp Technologies Ltd. would have had to issue in order for Terra Tech Corp. shareholders to hold a 58.6% equity interest in the combined Company post-acquisition, multiplied by the estimated fair value of the Company’s common stock on the acquisition date. The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in a private placement of share subscriptions which was completed most recently prior to the merger. This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

The Company performed an impairment test related to goodwill as of the date of the merger and it was determined that goodwill was impaired. At that time, the Company recorded a charge to operations for the amount of the impairment of $4,799,965.

On February 9, 2012, the Company completed a reverse merger transaction through a merger with GrowOp Technology whereby we acquired all of the issued and outstanding shares of GrowOp Technology in exchange for 33,998,520 shares of our common stock, which represented approximately 41.4% of our total shares outstanding immediately following the closing of the transaction. As a result of the reverse acquisition, GrowOp Technology became our wholly owned subsidiary and the former shareholders of GrowOp Technology became our controlling stockholders. The share exchange transaction with GrowOp Technology was treated as a reverse acquisition, with GrowOp Technology as the acquiror and the Company as the acquired party.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock and 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company. The Company offered and sold the shares in reliance on the exemption from registration pursuant to Section 4(2) of Securities Act and Rule 506 of Regulation D promulgated thereunder.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition. In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (GrowOp Technologies Ltd.) plus the fair value of the net assets of the accounting acquiree (Terra Tech Corp). Further, under the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values and the excess of the purchase price over the estimated fair value of the identifiable net assets is allocated to any intangible assets with the remaining excess purchase price over net assets acquired allocated to goodwill.

The fair value of the consideration transferred in the Acquisition was $4,800,000 and was calculated as the number of shares of common stock that GrowOp Technologies Ltd. would have had to issue in order for Terra Tech Corp. shareholders to hold a 58.6% equity interest in the combined Company post-acquisition, multiplied by the estimated fair value of the Company’s common stock on the acquisition date. The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in a private placement of share subscriptions which was completed most recently prior to the merger. This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

The Company performed an impairment test related to goodwill as of the date of the merger and it was determined that goodwill was impaired. At that time, the Company recorded a charge to operations for the amount of the impairment of $4,799,965.

INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 6. INVENTORIES

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	June 30,	December 31,
	2013	2012
Finished Goods	$249,466	$256,714

Inventories consist of finished goods for the Company’s product lines. Cost-of-goods sold are calculated using the average costing method. Inventory costs include direct materials, direct labor and cost of freight. The Company reviews its inventory periodically to determine net realizable value and considers product upgrades in its periodic review of realizability. The Company writes down inventory, if required, based on forecasted demand and technological obsolescence. These factors are impacted by market and economic conditions, technology changes and new product introductions and require estimates that may include uncertain elements. Inventories consist of the following:

	December 31,	December 31,
	2012	2011
Finished Goods	$256,714	$515,014

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 7. PROPERTY AND EQUIPMENT

Property and equipment at cost, less accumulated depreciation, at June 30, 2013 consisted of the following:

	June 30,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(40,452)	(34,311)
Total	$27,509	$33,650

Depreciation expense related to property and equipment for the six months ended June 30, 2013 was $6,141 and for the six months ended June 30, 2012 was $7,931.

Property and equipment at cost, less accumulated depreciation, at December 31, 2012 consisted of the following:

	December 31,	December 31,
	2012	2011
Furniture	$31,539	$34,421
Equipment	26,022	32,769
Leasehold improvements	10,400	10,400
Subtotal	67,961	77,590
Less accumulated depreciation	(34,311)	(22,771)
Total	$33,650	$54,819

Depreciation expense related to property and equipment for the years ended December 31, 2012 and 2011 was $14,088 and $15,794, respectively.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	June 30,	December 31,
	2013	2012
Accounts payable	$1,547,478	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	304,362	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000

Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accounts payable	$159,118	$81,168
Accrued officers’ salary	75,000	37,500
Accrued interest	75,408	19,307
Accrued payroll taxes	57,850	32,225
Customer deposits	10,000	-
	$377,376	$170,200

NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 9. NOTE PAYABLE

Notes payable is as follows:

	June 30,	December 31,
	2013	2012

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. The balance of principal and interest was paid in stock during the quarter ended March 31, 2013.	$-	$100,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	3,474	-

Senior secured promissory notes dated March 23, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	825,000	-

Senior secured promissory notes dated April 19, 2013, issued to accredited investors, maturing December 19, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	250,000	-

Senior secured promissory notes dated May 3, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	200,000	-
	$1,542,780	$364,306

The senior secured promissory notes are secured by shares of common stock. There is accrued interest of $269,270 as of June 30, 2013.

Notes payable is as follows:

	December 31,	December 31,
	2012	2011

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. Interest shall be paid in cash or common stock at the holders’ option.	$100,000	$250,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	-

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	-

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	-
	$364,306	$250,000

The senior secured promissory notes are secured by shares of common stock. The $100,000 note is secured by 1,500,000 shares of common stock. There is accrued interest of $49,025 as of December 31, 2012.

LOANS FROM RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 10. LOANS FROM RELATED PARTY

Notes payable to related party is as follows:

	June 30,	December 31,
	2013	2012

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until August 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $5,000 has been paid during the six months ended June 30, 2013.	$30,000	$35,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until August 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. During the six months ended June 30, 2013, $17,502 has been advanced to the Company. Principal in the amount of $15,000 has been paid during the six months ended June 30, 2013.	72,500	69,998
	$102,500	$104,998

The unsecured demand notes due to related parties have accrued interest of $35,087 as of June 30, 2013.

Notes payable is as follows:

	December 31,	December 31,
	2012	2011

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until February 28, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $15,000 has been paid during the twelve months ended December 31, 2012,	$35,000	$50,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until February 28, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $30,002 has been paid during the twelve months ended December 31, 2012.	69,998	100,000

	$104,998	$150,000

The unsecured demand notes due to related parties have accrued interest of $26,383 as of December 31, 2012.

CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 11. CAPITAL STOCK

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of March 31, 2012.  Series A Convertible Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock has.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

There were 14,750,000 shares of Series B Convertible Preferred Stock outstanding as of March 31, 2012.  The Series B Convertible Preferred shares will vote with the common stock of the Company, be equal to 100 votes of common stock and be convertible into shares of common stock of the Company and a 1-for-5.384325537.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock  to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

Common Stock

The Company has authorized 350 million shares of common stock with $0.001 par value, of which there were issued and outstanding 88,778,950 as of June 30, 2013.

During the six months ended June 30, 2013 the Company sold 1,390,637 common shares for $310,160. The Company also issued during the six months ended June 30, 2013 400,000 common shares valued at $192,000 for deposits, 729,052 common shares valued at $155,777 for debt and interest payments and 3,887,408 common shares valued at $671,924 for services rendered.

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of December 31, 2012. Series A Convertible Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock has.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series A Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

There were 14,750,000 shares of Series B Convertible Preferred Stock outstanding as of December 31, 2012. The Series B Convertible Preferred shares will vote with the common stock of the Company, be equal to 100 votes of common stock and be convertible into shares of common stock of the Company and a 1-for-5.384325537.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series B Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

Common Stock

The Company has authorized 350 million shares of common stock with $0.001 par value, of which there were issued and outstanding 82,038,520 as of December 31, 2012.

On January 17, 2012 the Company sold 150,000 common shares to an accredited investor for $50,000. The investor also received 150,000 warrants to purchase common stock at $0.46 per share.

On February 9, 2012, at the closing of the Agreement and Plan of Merger, the Company issued an aggregate of 33,998,520 shares of our common stock to the former stockholders of GrowOp Technology.

On May 2, 2012 the Company sold 40,000 common shares to an accredited investor for $30,000. The investor also received 40,000 warrants to purchase common stock at $0.85 per share.

On August 23, 2012 the Company sold 333,333 common shares to an accredited investor for $100,000. The investor also received 333,333 warrants to purchase common stock at $0.40 per share.

WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 12. WARRANTS

The Company has the following shares of common stock reserved for the warrants outstanding as of June 30, 2013:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price

Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	2,028,137	0.19
Warrants expired	-	-

Warrants outstanding – end of period	8,739,870	$0.32

The weighted exercise price and weighted fair value of the warrants granted by the Company as of June 30, 2013, are as follows:

June 30, 2013
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the six months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the six months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

Range of Exercise Prices	Number Outstanding at June 30, 2013	Average Remaining Contractual Life	Weighted Average Exercise Price

$0.33	5,588,400	15 Months	$0.33
$0.46	600,000	26 Months	$0.46
$0.46	150,000	31 Months	$0.46
$0.85	40,000	29 Months	$0.85
$0.40	333,333	29 Months	$0.40
$0.33	515,637	55 Months	$0.33
$0.16	875,000	57 Months	$0.16
$0.11	637,500	58 Months	$0.11
	8,739,870

For the warrants issued in January 2013, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.46, exercise price of $0.33, volatility of 106.26%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in April 2013, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.19, exercise price of $0.16, volatility of 115.70%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in May 2013, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.11, exercise price of $0.11, volatility of 114.54%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

The warrant expense of $383,005 was based on the Black Scholes calculation which was expensed during the six months ended June 30, 2013.

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2012:

	December 31, 2012
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,188,400	$0.35
Warrants exercised	-	-
Warrants granted	523,333	0.45
Warrants expired	-	-
Warrants outstanding – end of period	6,711,733	$0.35

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2012, are as follows:

	December 31, 2012
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.45	$0.26

Weighted average of warrants granted during the twelve months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	September 30,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	21 Months	$0.33
$0.46	600,000	32 Months	$0.46
$0.46	150,000	37 Months	$0.46
$0.85	40,000	28 Months	$0.85
$0.40	333,333	32 Months	$0.40
	6,711,733

For the warrants issued in January 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.33, exercise price of $0.46, volatility of 35.53%, years 4, treasury bond rate 3.5% and dividend rate of 0%.

For the warrants issued in May 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.33, exercise price of $0.85, volatility of 32.77%, years 3, treasury bond rate 3.5% and dividend rate of 0%.

For the warrants issued in August 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.54, exercise price of $0.40, volatility of 100.43%, years 3, treasury bond rate 3.5% and dividend rate of 0%.

The warrant expense of $135,400 was based on the Black Scholes calculation which was expensed during the twelve months ended December 31, 2012.

OPERATING LEASE COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 13. OPERATING LEASE COMMITMENTS

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year. Net rent expense for the Company for the six months ended June 30, 2013 was $21,944.

The Company leases certain office and industrial warehouse space in Lake Forest, California. The monthly rent is $3,025 for the first year and will increase to $3,300 for the second year. Net rent expense for the Company for the twelve months ended December 31, 2012 was $55,447.

LITIGATION AND CLAIMS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 14. LITIGATION AND CLAIMS

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. The disposition of these additional matters, which may occur, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of June 30, 2013, there was no accrual recorded for any potential losses related to pending litigation.

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. The disposition of these additional matters, which may occur, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of December 31, 2012, there was no accrual recorded for any potential losses related to pending litigation.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14. RELATED PARTY TRANSACTIONS

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series A Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series B Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

During the twelve month period ended December 31, 2012, the Company accrued an additional $37,500 of compensation for the services provided by the officers. As of December 31, 2012 the officers were owed a total of $75,000 in accrued compensation.

During the twelve months ended December 31, 2012, officers and directors of the Company had loaned the Company $44,190 and were paid back $89,192. As of December 31, 2012 the total amount owed to the officers and directors was $104,998.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 15. SUBSEQUENT EVENTS

During July 2013 the Company issued an eight month $250,000 of Senior Secured Convertible note.  The Note converts into common stock after six months outstanding based on 62% of the preceding ten day volume weighted price.

On January 9, 2013 the Board approved the letter of intent to acquire Naturally Beautiful Plants, LLC. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

On January 9, 2013 the Board approved the letter of intent to acquire Grorite Inc. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

In the first quarter of 2013 the Company raised $170,160. The Company sold 515,636 units at $0.33 each. Each unit contained one share of common stock and one five year warrant with the exercise price is $0.33.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Summary Of Significant Accounting Policies Policies
Organization

We were incorporated as Private Secretary, Inc. on July 22, 2008 in the State of Nevada. From inception until we completed our reverse acquisition of GrowOp Technology, the principal business of the Company originally was to develop a software program that would allow for automatic call processing through VoIP technology. On January 27, 2012, the Company filed an amendment to its Articles of Incorporation changing its name to Terra Tech Corp. During that time, we had no revenue and our operations were limited to capital formation, organization, and development of our business plan and target customer market. As a result of the merger with GrowOp Technology, on February 9, 2012 we ceased our prior operations and we are now a holding company and our wholly owned subsidiary engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.

Recent Developments

On March 23, 2013, Terra Tech Corp. (formerly named, “Private Secretary, Inc.”) (, a Nevada corporation (the “Company”) entered into a Share Exchange Agreement with Edible Garden Corp., a Nevada corporation (“Edible Garden”), and the holders of common stock Edible Garden.  The share exchange was consummated on April 24, 2013, when Articles of Exchange were filed with the Secretary of State of the State of Nevada.

Under the terms and conditions of the Agreement, the Company issued 1,250,000 shares of common stock of the Company in consideration for all the issued and outstanding shares in Edible Garden Corp. The effect of the issuance is that Edible Garden Corp. shareholders now hold outstanding shares of common stock of the Company.

On February 9, 2012, Terra Tech Corp. entered into an Agreement and Plan of Merger dated February 9, 2012 (the “Agreement and Plan of Merger”), by and among the Company, TT Acquisitions, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“TT Acquisitions”), and GrowOp Technology Ltd., a Nevada corporation (“GrowOp Technology”).

Under the terms and conditions of the Agreement and Plan of Merger, the Company sold 33,998,500 shares of common stock of the Company in consideration for all the issued and outstanding shares in GrowOp Technology. The effect of the issuance is that GrowOp Technology shareholders now hold approximately 41.46% of the issued and outstanding shares of common stock of the Company. Separately, TT Acquisitions merged with GrowOp Technology, with the effect that GrowOp Technology is a wholly-owned subsidiary of the Company. Articles of Merger, effecting the merger of GrowOp Technology and TT Acquisitions, were filed with the Secretary of State of the State of Nevada on February 9, 2012.

GrowOp Technology was founded in March 2010, in Oakland, California. GrowOp Technology’s business (now the principal business of Terra Tech) is the integration of best of breed hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture. We work closely with expert horticulturists, engineers, and scientists, to develop and manufacture advanced proprietary products for the hydroponic industry. Our products are utilized by horticulture enthusiasts, local urban farmers, and green house growers. We believe that the emerging trend of urban and indoor agriculture has fostered an entrepreneurial push by companies to bring their concept to market. Many of these companies lack both the intellectual resources and manufacturing capabilities to bring their idea to fruition. That is where Terra Tech is positioned. We have the team and the resources to help bring indoor cultivation designs from concept to production. Our products can be found through specialty retailers throughout the United States.

The accompanying unaudited condensed financial statements include all of the accounts of Terra Tech.  These condensed financial statements have been prepared in accordance with accounting principals generally accepted in the United States for financial information and with the instructions to Form S-1 and Regulation S-X.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Accounts Receivable

The Company reviews all outstanding accounts receivable for collectability on a quarterly basis.  An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.  The Company does not accrue interest receivable on past due accounts receivable.  There was an allowance of $80,576 at June 30, 2013 and $85,576 at December 31, 2012.

Prepaid Inventory	Prepaid inventory represents deposits made to foreign manufacturers for purchase orders of specific inventory.
Notes receivable

Notes receivable due from customers are unsecured loans which assist with the purchase of products.  The notes range from twelve to eighteen months and bear interest at the annual rates of 4% to 9%.  A corresponding reserve is established for any uncollectable interest.  There was a 100% reserve of $29,424 against the collection of notes receivable at June 30, 2013 and December 31, 2012.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the estimated useful lives of the assets: 3-8 years for machinery and equipment, leasehold improvements are amortized over the shorter of the estimated useful lives or the underlying lease term.  Repairs and maintenance expenditures which do not extend the useful lives of related assets are expensed as incurred.

Intangibles

Intangible assets with definite lives are amortized, but are tested for impairment annually and when an event occurs or circumstances change such that it is more likely than not that an impairment may exist. Our annual testing date is December 31. We test intangibles for impairment by first comparing the carrying value of net assets to the fair value of the related operations. If the fair value is determined to be less than carrying value, a second step is performed to compute the amount of the impairment. In this process, a fair value for intangibles is estimated, based in part on the fair value of the operations, and is compared to its carrying value. The shortfall of the fair value below carrying value represents the amount of intangible impairment. We test these intangibles for impairment by comparing their carrying value to current projections of discounted cash flows attributable to the customer list. Any excess carrying value over the amount of discounted cash flows represents the amount of the impairment.

Deposits	Deposits are for the purchase of a greenhouse and farm.
Revenue Recognition

Revenue is recognized net of discounts, rebates, promotional adjustments, price adjustments and estimated returns and upon transfer of title and risk to the customer which occurs at shipping (F.O.B. terms).   Upon shipment, the Company has no further performance obligations and collection is reasonably assured as the majority of sales are paid for prior to shipping.

Cost of Goods Sold	Management decided to change the focus of the business in 2011 to designing, manufacturing and selling hydroponic equipment where favorable gross margins are achieved.
Research and Development	Research and development costs are expensed as incurred.
Income Taxes

The Company provides for income taxes based on enacted tax law and statutory tax rates at which items of income and expenses are expected to be settled in the Company’s income tax return.  Certain items of revenue and expense are reported for Federal income tax purposes in different periods than for financial reporting purposes, thereby resulting in deferred income taxes.  Deferred taxes are also recognized for operating losses that are available to offset future taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  The Company has incurred net operating losses for financial-reporting and tax-reporting purposes.  Accordingly, for Federal and state income tax purposes, the benefit for income taxes has been offset entirely by a valuation allowance against the related federal and state deferred tax asset for the six months ended June 30, 2013.

Loss Per Common Share

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period.  During a loss period, the effect of the potential exercise of stock options, warrants, convertible preferred stock and convertible debt are not considered in the diluted income (loss) per share calculation since the effect would be anti-dilutive.  The results of operations were a net loss for the three and six months ended June 30, 2013 therefore the basic and diluted weighted average common shares outstanding were the same.

Recently Issued Accounting Standards	Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

SHARE EXCHANGE (Tables)	6 Months Ended
Jun. 30, 2013
Share Exchange Tables
Recorded fair values of intangible assets	The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:
Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

REVERSE MERGER (Tables)	6 Months Ended
Jun. 30, 2013
Reverse Merger Tables
Fair values of assets acquired and liabilities

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2013
Inventories Tables
Inventories	Inventories consist of the following:
	June 30,	December 31,
	2013	2012
Finished Goods	$249,466	$256,714

PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2013
Property And Equipment Tables
Property and equipment

Property and equipment at cost, less accumulated depreciation, at June 30, 2013 consisted of the following:

	June 30,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(40,452)	(34,311)
Total	$27,509	$33,650

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2013
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	June 30,	December 31,
	2013	2012
Accounts payable	$1,547,478	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	304,362	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$1,969,690	$377,376

NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Note Payable Tables
Notes payable

Notes payable is as follows:

	June 30,	December 31,
	2013	2012

Senior secured promissory note dated July 15, 2011, issued to an accredited investor, maturing July 15, 2012, bearing interest at a rate of 15% per annum. The maturity date has been extended until March 15, 2013. Principal in the amount of $150,000 was paid during the twelve months ended December 31, 2012. The balance of principal and interest was paid in stock during the quarter ended March 31, 2013.	$-	$100,000

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 15, 2012, issued to an accredited investor, maturing July 15, 2013, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	3,474	-

Senior secured promissory notes dated March 23, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	825,000	-

Senior secured promissory notes dated April 19, 2013, issued to accredited investors, maturing December 19, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	250,000	-

Senior secured promissory notes dated May 3, 2013, issued to accredited investors, maturing November 22, 2013, bearing interest at a rate of 6.0% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holders’ option.	200,000	-
	$1,542,780	$364,306

LOANS FROM RELATED PARTY (Tables)	6 Months Ended
Jun. 30, 2013
Loans From Related Party Tables
Loans from related party

Notes payable to related party is as follows:

	June 30,	December 31,
	2013	2012

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until August 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $5,000 has been paid during the six months ended June 30, 2013.	$30,000	$35,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until August 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. During the six months ended June 30, 2013, $17,502 has been advanced to the Company. Principal in the amount of $15,000 has been paid during the six months ended June 30, 2013.	72,500	69,998
	$102,500	$104,998

WARRANTS (Tables)	6 Months Ended
Jun. 30, 2013
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of June 30, 2013:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price

Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	2,028,137	0.19
Warrants expired	-	-

Warrants outstanding – end of period	8,739,870	$0.32

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by the Company as of June 30, 2013, are as follows:

June 30, 2013
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the six months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the six months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

Range of Exercise Prices	Number Outstanding at June 30, 2013	Average Remaining Contractual Life	Weighted Average Exercise Price

$0.33	5,588,400	15 Months	$0.33
$0.46	600,000	26 Months	$0.46
$0.46	150,000	31 Months	$0.46
$0.85	40,000	29 Months	$0.85
$0.40	333,333	29 Months	$0.40
$0.33	515,637	55 Months	$0.33
$0.16	875,000	57 Months	$0.16
$0.11	637,500	58 Months	$0.11
	8,739,870

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Accounts receivable allowance	$ 80,576	$ 85,576
Reserve against the collection of notes receivable	$ 29,424	$ 29,424

GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative
Accumulated Deficit	$ 11,314,113	$ 8,688,967	$ 2,852,598

SHARE EXCHANGE (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Share Exchange Details
Cash	$ 100
Intangible assets, customer list	212,400
Fair value acquired	$ 212,500

SHARE EXCHANGE (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013
Share Exchange Details Narrative
Acquired assets		$ 212,500
Estimated useful lives of amortized intangible assets	5 years

REVERSE MERGER (Details) (USD $)	Jun. 30, 2013
Reverse Merger Details
Consideration - issuance of securities	$ 4,800,000
Cash	35
Goodwill	4,799,965
Total purchase price	$ 4,800,000

INVENTORIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories Details
Finished Goods	$ 249,466	$ 256,714	$ 515,014

PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Furniture	$ 31,539	$ 31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$ 27,509	$ 33,650	$ 54,819

PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Property And Equipment Details Narrative
Depreciation expense	$ 6,141	$ 7,931	$ 14,088

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 1,547,478	$ 159,118
Accrued officers' salary	60,000	75,000
Accrued interest	304,362	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits		10,000
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 1,969,690	$ 377,376

NOTE PAYABLE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 1,542,780	$ 364,306	$ 250,000
Senior Secured Promissory Note [Member]
Total		100,000
Unsecured Promissory Demand Note [Member]
Total	5,000	5,000
Promissory Demand Note [Member]
Total	150,000	150,000
Unsecured Promissory Demand Note One [Member]
Total	109,306	109,306
Unsecured Promissory Demand Note Two [Member]
Total	3,474
Senior Secured Promissory Note One [Member]
Total	825,000
Senior Secured Promissory Note Two [Member]
Total	250,000
Senior Secured Promissory Note Three [Member]
Total	$ 200,000

NOTE PAYABLE (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Note Payable Details Narrative
Accrued interest	$ 269,270	$ 49,025

LOANS FROM RELATED PARTY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 102,500	$ 104,998	$ 150,000
Unsecured Promissory Note One [Member] | Officers [Member]
Total	30,000	35,000
Unsecured Promissory Note Two [Member] | Director One [Member]
Total	$ 72,500	$ 69,998

LOANS FROM RELATED PARTY (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Loans From Related Party Details Narrative
Accrued interest	$ 35,087	$ 26,383

CAPITAL STOCK (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012
Common Stock authorized	350,000,000
Common Stock, par value	$ 0.001
Common Stock issued	88,778,950		82,038,520
Common Stock, outstanding	88,778,950		82,038,520
Common share sold, shares	1,390,637
Common share sold, value	$ 310,160
Common shares issued	400,000
Common shares valued for deposits	192,000
Common shares issued for debt	729,052
Common shares issued value for debt	155,777
Common shares issued for services rendered	3,887,408
Common shares issued value for services rendered	$ 671,924	$ 233,502
Series A Convertible Preferred Stock [Member]
Series A Convertible Preferred stock			25,000,000
Series A Convertible preferred stock, Par value			0.001
Series A Convertible Preferred Stock outstanding			100
Series B Convertible Preferred Stock [Member]
Series B Convertible Preferred Stock outstanding			14,750,000

WARRANTS (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Shares
Warrants outstanding - beginning of year	6,711,733
Warrants exercised
Warrants granted	2,028,137
Warrants expired
Warrants outstanding - end of period	8,739,870
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.35
Warrants exercised
Warrants granted	$ 0.19
Warrants expired
Warrants outstanding - end of period	$ 0.32

WARRANTS (Details 1) (USD $)	6 Months Ended
Jun. 30, 2013
Weighted Average Exercise Price	$ 0.19
Maximum [Member]
Weighted Average Exercise Price	$ 0.32
Weighted Average Fair Value	$ 0.46
Minimum [Member]
Weighted Average Exercise Price
Weighted Average Fair Value

WARRANTS (Details 2) (USD $)	Jun. 30, 2013
Number of warrants Outstanding at March 31, 2012	8,739,870
Exercise Price Range One [Member]
Range of Exercise Prices	0.33
Number of warrants Outstanding at March 31, 2012	5,588,400
Average Remaining Contractual Life	15 years
Weighted Average Exercise Price	0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	0.46
Number of warrants Outstanding at March 31, 2012	600,000
Average Remaining Contractual Life	26 months
Weighted Average Exercise Price	0.46
Exercise Price Range Three [Member]
Range of Exercise Prices	0.46
Number of warrants Outstanding at March 31, 2012	150,000
Average Remaining Contractual Life	31 months
Weighted Average Exercise Price	0.46
Exercise Price Range Four [Member]
Range of Exercise Prices	0.85
Number of warrants Outstanding at March 31, 2012	40,000
Average Remaining Contractual Life	29 months
Weighted Average Exercise Price	0.85
Exercise Price Range Five [Member]
Range of Exercise Prices	0.4
Number of warrants Outstanding at March 31, 2012	333,333
Average Remaining Contractual Life	29 months
Weighted Average Exercise Price	0.4
Exercise Price Range Six [Member]
Range of Exercise Prices	0.33
Number of warrants Outstanding at March 31, 2012	515,637
Average Remaining Contractual Life	55 months
Weighted Average Exercise Price	0.33
Exercise Price Range Seven [Member]
Range of Exercise Prices	0.16
Number of warrants Outstanding at March 31, 2012	875,000
Average Remaining Contractual Life	57 months
Weighted Average Exercise Price	0.16
Exercise Price Range Eight [Member]
Range of Exercise Prices	0.11
Number of warrants Outstanding at March 31, 2012	637,500
Average Remaining Contractual Life	58 months
Weighted Average Exercise Price	0.11

WARRANTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants Details Narrative
Warrant expense	$ 383,005	$ 135,400

OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Operating Lease Commitments Details Narrative
Net rent expense	$ 21,944	$ 55,447